Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 7,086.9	$ 5,029.6	$ 5,148.8
Balance	7,008.5	7,086.9	5,029.6
Cash Flow Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	0.6	0.6
Cash Flow Hedging [Member] | Cost of Products Sold [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	0.0	(29.1)
Interest rate contract [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)	0.6	0.6	0.6
Commodity contracts [Member] | Cash Flow Hedging [Member] | Cost of Products Sold [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		(29.1)	20.3
Foreign Currency Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(2.3)	31.7	61.5
Reclassification adjustments	0.0	0.0	0.0
Current period (charge) credit	(10.8)	(34.0)	(29.8)
Income tax benefit (expense)	0.0	0.0	0.0
Balance	(13.1)	(2.3)	31.7
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(5.2)	15.3	(11.2)
Reclassification adjustments	0.6	(28.5)	20.9
Current period (charge) credit	0.0	(4.0)	21.0
Income tax benefit (expense)	(0.2)	12.0	(15.4)
Balance	(4.8)	(5.2)	15.3
Pension and Other Postretirement Liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(105.6)	(102.0)	(131.4)
Reclassification adjustments	10.2	9.8	13.3
Current period (charge) credit	(54.6)	(16.2)	31.4
Income tax benefit (expense)	15.9	2.8	(15.3)
Balance	(134.1)	(105.6)	(102.0)
Unrealized Gain On Available-for-Sale Securities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	3.3	3.4	4.5
Reclassification adjustments	0.0	0.0	(3.7)
Current period (charge) credit	0.4	(0.1)	1.9
Income tax benefit (expense)	(0.1)	0.0	0.7
Balance	3.6	3.3	3.4
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(109.8)	(51.6)	(76.6)
Reclassification adjustments	10.8	(18.7)	30.5
Current period (charge) credit	(65.0)	(54.3)	24.5
Income tax benefit (expense)	15.6	14.8	(30.0)
Balance	$ (148.4)	$ (109.8)	$ (51.6)